Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2012	$ 70,155	$ 10	$ 509,715		$ (439,570)
Beginning balance, shares at Dec. 31, 2012		96,745,992
Issuance of stock	234,393	$ 2	234,391
Issuance of stock, shares		21,051,000
Fractional share payment	(1)		(1)
Fractional share payment, shares		(47)
Vesting of restricted shares, value		$ 1	(1)
Vesting of restricted shares		6,971,595
Common stock returned to the Company	0	$ 0	0	$ 0	$ 0
Common stock returned to the Company, shares		(1,996)
Retirement of treasury stock	$ (24)		$ (24)
Retirement of treasury stock, shares	0	0	0	0	0
Non-controlling interest accretion	$ (123)		$ (123)
Other comprehensive loss	(55)			$ (55)
Net loss	(159,846)		(659)		$ (159,187)
Stock-based compensation	10,763		10,763
Ending balance at Dec. 31, 2013	155,262	$ 13	754,061	(55)	(598,757)
Ending balance, shares at Dec. 31, 2013		124,766,544
Issuance of stock	41,095		41,095
Issuance of stock, shares		3,000,000
Vesting of restricted shares, value		$ 1	(1)
Vesting of restricted shares		866,820
Exercise of stock options, amount	137		137
Exercise of stock options, shares		11,390
Shares issued in connection with acquisitions, amount	27,235		27,235
Shares issued in connection with acquisitions, shares		2,269,579
Non-controlling interest accretion	(13,962)		(13,962)
Other comprehensive loss	(462)			(462)
Net loss	(50,852)		(8,017)		(42,835)
Stock-based compensation	16,043		16,043
Ending balance at Dec. 31, 2014	174,496	$ 14	816,591	(517)	(641,592)
Ending balance, shares at Dec. 31, 2014		130,914,333
Vesting of restricted shares		838,809
Exercise of stock options, amount	2,224		2,224
Exercise of stock options, shares		185,343
Other comprehensive loss	(1,201)			(1,201)
Net loss	(25,770)				(25,770)
Stock-based compensation	29,925		29,925
Ending balance at Dec. 31, 2015	$ 179,674	$ 14	$ 848,740	$ (1,718)	$ (667,362)
Ending balance, shares at Dec. 31, 2015		131,938,485